Financial Instruments and Fair Value Measurements - Interest Rate Swaps (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2010 USD ($)
Interest rate swaps and cap floor agreements:
Reclassification of losses on previously designated cash flow hedges to interest and finance costs	$ 0	$ 0	$ 0
Reclassification of realized losses associated with capitalized interest to the Consolidated Statement of Operations (Note 9)	1,035	$ 1,034	$ 1,036
Estimated net amount of existing losses to be reclassified within twelve months	$ (1,035)
Cash flow hedge realized
Interest rate swaps and cap floor agreements:
(Unrealized) / realized losses on cash flow hedges accumulated in other comprehensive income				$ 27,776
Interest Rate Swaps
Interest rate swaps and cap floor agreements:
Number of interest rate swap held	7	7	9
Notional amount of interest rate swaps	$ 1,600,000	$ 1,800,000	$ 2,100,000